Filed pursuant to Rule 497
Registration No. 333-274351
Rule 482ad

Runway Growth Finance Corp.

Announces Pricing of Secondary Offering of Common Stock by Selling Stockholder

MENLO PARK, California, May 9, 2024 – Runway Growth Finance Corp. (Nasdaq: RWAY) (the “Company” or Runway Growth”), a specialty finance company focused on providing senior secured loans to high growth-potential companies in technology, life sciences, healthcare information and services, business services, select consumer services and products and other high-growth industries, today announced the pricing of the previously announced underwritten secondary offering of 3,750,000 shares of its common stock by OCM Growth Holdings LLC (the “Selling Stockholder”), pursuant to a registration statement filed with the Securities and Exchange Commission (the “SEC”), at a public offering price of $11.50 per share. In connection with the offering, the Selling Stockholder has granted the underwriters a 30-day option to purchase up to 562,500 additional shares of the common stock offered by the Selling Stockholder. Subject to customary closing conditions, the offering is expected to settle and close on or about May 14, 2024. Runway Growth is not selling any shares of its common stock in the offering and will not receive any proceeds from the offering.

Wells Fargo Securities, Morgan Stanley, BofA Securities, and UBS Investment Bank are acting as joint lead book-running managers of, and as representatives of the underwriters for, the offering. Additionally, Keefe, Bruyette & Woods, a Stifel Company, RBC Capital Markets, and B. Riley Securities are acting as joint book-running managers and Compass Point and Oppenheimer & Co. are acting as co-managers for the offering.

A registration statement relating to these securities has been filed with the SEC on Form N-2 (File No. 333-274351) that was declared effective by the SEC on October 31, 2023. A preliminary prospectus supplement and accompanying prospectus relating to and describing the terms of the offering is available on the SEC’s website located at www.sec.gov. A copy of the preliminary prospectus supplement and accompanying prospectus relating to the offering may be obtained for free by visiting EDGAR on the SEC’s website at www.sec.gov. Alternatively, Runway, any underwriter, or any dealer participating in the offering will arrange to send these documents if contacted at: Wells Fargo Securities, 90 South 7th Street, 5th Floor, Minneapolis, MN 55402, at 800-645-3751 (option #5) or email a request to WFScustomerservice@wellsfargo.com; Morgan Stanley & Co. LLC, 180 Varick Street, 2nd Floor, New York, NY 10014, Attn: Prospectus Department; BofA Securities, NC1-022-02-25, 201 North Tryon Street, Charlotte, NC 28255, Attn: Prospectus Department, email: dg.prospectus_requests@bofa.com; and UBS Securities LLC, 1285 Avenue of the Americas, New York, NY 10019, Attn: ECM Syndicate; or Runway Growth at 205 N. Michigan Ave., Suite 4200, Chicago, IL 60601 or email a request to prospectus@runwaygrowth.com.

This press release shall not constitute an offer to sell or the solicitation of an offer to buy these securities nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

About Runway Growth Finance Corp.

Runway Growth is a growing specialty finance company focused on providing flexible capital solutions to late- and growth-stage companies seeking an alternative to raising equity. Runway Growth is a closed-end investment fund that has elected to be regulated as a business development company under the Investment Company Act of 1940. Runway Growth is externally managed by Runway Growth Capital LLC, an established registered investment advisor that was formed in 2015 and led by industry veteran David Spreng.

Forward-Looking Statements

Statements included herein may constitute "forward-looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995. Statements other than statements of historical facts included in this press release may constitute forward-looking statements and are not guarantees of future performance, condition or results and involve a number of risks and uncertainties, including the impact of COVID-19 and related changes in base interest rates and significant market volatility on our business, our portfolio companies, our industry and the global economy. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in Runway Growth’s filings with the SEC. Runway Growth undertakes no duty to update any forward-looking statement made herein. All forward-looking statements speak only as of the date of this press release.

Contacts:

Stefan Norbom, Prosek Partners, snorbom@prosek.com

Thomas B. Raterman, Chief Financial Officer and Chief Operating Officer, tr@runwaygrowth.com